Consolidated Balance Sheets (unaudited) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
CURRENT ASSETS
Cash and cash equivalents	$ 218,651	$ 257,911
Restricted cash, current (Note 7)	10,425	7,169
Trade accounts receivable	24,708	18,521
Inventories (Note 4)	22,257	19,345
Due from related parties (Note 3)	80	231
Prepaid expenses and other receivables	4,890	4,215
Derivative asset, current (Note 13)	1,637	77
Other current assets (Notes 2 and 6)	5,638	5,157
Total Current Assets	288,286	312,626
FIXED ASSETS
Advances for vessels under construction and acquisition of vessels (Notes 5 and 6)	46,480	48,574
Vessels and other fixed assets, net (Note 5)	1,896,020	1,775,081
Total Fixed Assets	1,942,500	1,823,655
OTHER NON-CURRENT ASSETS
Long term investment	1,112	1,063
Restricted cash, non-current (Note 7)	11,420	8,420
TOTAL ASSETS	2,243,318	2,145,764
CURRENT LIABILITIES
Current portion of long term debt (Note 7)	119,657	173,958
Lease commitments short term (Notes 5 and 7)	23,199	15,348
Accounts payable	15,157	9,944
Due to managers	4,404	1,420
Due to related parties (Note 3)	255	229
Accrued liabilities	11,475	10,521
Derivative liability, current (Note 13)	1,080	625
Deferred revenue	6,523	7,229
Total Current Liabilities	181,750	219,274
NON-CURRENT LIABILITIES
8.30% 2022 Notes, net of unamortized debt issuance costs of $2,000 and $1,797, as of December 31, 2017 and June 30, 2018 respectively (Note 7)	48,203	48,000
Long term debt, net of current portion and unamortized debt issuance costs of $7,119 and $6,438, as of December 31, 2017 and June 30, 2018 respectively (Note 7)	560,160	575,137
Lease commitments long term, net of unamortized debt issuance costs of $35 and $101, as of December 31, 2017 and June 30, 2018 respectively (Notes 5 and 7)	298,045	214,741
Other non-current liabilities	620	560
TOTAL LIABILITIES	1,088,778	1,057,712
COMMITMENTS & CONTINGENCIES (Note 12)
STOCKHOLDERS' EQUITY
Preferred Stock; $0.01 par value, authorized 25,000,000 shares; none issued or outstanding at December 31, 2017 and June 30, 2018 (Note 8)	0	0
Common Stock, $0.01 par value, 300,000,000 shares authorized; 64,160,004 and 67,464,739 shares issued and outstanding at December 31, 2017 and June 30, 2018, respectively (Note 8)	675	642
Additional paid in capital	2,170,609	2,123,108
Accumulated other comprehensive income/(loss) (Note 13)	788	605
Accumulated deficit	(1,017,532)	(1,036,303)
Total Stockholders' Equity	1,154,540	1,088,052
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 2,243,318	$ 2,145,764